UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Central Fund

March 31, 2015

1.847666.108

VIGC-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.4%
Automobiles - 0.8%
Daimler Finance North America LLC 1.45% 8/1/16 (d)	$ 2,724,000	$ 2,741,973
General Motors Co.:
3.5% 10/2/18	3,528,000	3,614,648
6.25% 10/2/43	599,000	733,812
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,120,000	1,131,217
3% 9/25/17	2,587,000	2,635,506
3.25% 5/15/18	1,860,000	1,894,875
3.5% 7/10/19	4,187,000	4,298,638
4.25% 5/15/23	2,080,000	2,154,797
4.375% 9/25/21	15,702,000	16,676,937
4.75% 8/15/17	1,940,000	2,043,208
		37,925,611
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	416,000	426,704
4.25% 6/15/23	2,932,000	3,130,558
		3,557,262
Media - 1.5%
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	2,272,273
Comcast Corp. 6.45% 3/15/37	1,410,000	1,909,481
COX Communications, Inc. 3.25% 12/15/22 (d)	1,609,000	1,632,060
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	4,711,000	5,426,752
Discovery Communications LLC:
3.25% 4/1/23	604,000	601,505
6.35% 6/1/40	2,421,000	2,991,005
NBCUniversal, Inc. 6.4% 4/30/40	3,340,000	4,563,572
News America Holdings, Inc. 7.75% 12/1/45	3,169,000	4,780,861
News America, Inc.:
6.15% 3/1/37	2,331,000	3,010,228
6.15% 2/15/41	1,822,000	2,355,851
Thomson Reuters Corp.:
1.3% 2/23/17	1,374,000	1,375,363
3.85% 9/29/24	3,379,000	3,498,880
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,881,149
5.85% 5/1/17	1,239,000	1,347,421
6.55% 5/1/37	3,270,000	4,106,992
6.75% 7/1/18	4,425,000	5,083,427
8.25% 4/1/19	7,716,000	9,437,748
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	5,936,339
6.5% 11/15/36	2,337,000	3,033,174

	Principal Amount	Value
Viacom, Inc.:
2.5% 9/1/18	$ 546,000	$ 555,309
3.5% 4/1/17	1,312,000	1,362,011
		73,161,401
TOTAL CONSUMER DISCRETIONARY		114,644,274
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,513,131
3.3% 11/18/21	2,918,000	3,004,119
		5,517,250
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	1,554,000	1,555,711
3.2% 1/25/23	1,308,000	1,287,583
The J.M. Smucker Co. 1.75% 3/15/18 (d)	3,100,000	3,112,493
		5,955,787
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22	2,709,000	2,693,082
4% 1/31/24	2,227,000	2,398,468
4.25% 8/9/42	2,952,000	2,981,671
4.75% 5/5/21	4,000,000	4,464,812
5.375% 1/31/44	4,099,000	4,794,383
Reynolds American, Inc.:
3.25% 11/1/22	2,224,000	2,212,998
4.75% 11/1/42	3,437,000	3,545,568
6.15% 9/15/43	4,000,000	4,942,856
7.25% 6/15/37	2,962,000	3,903,060
		31,936,898
TOTAL CONSUMER STAPLES		43,409,935
ENERGY - 7.8%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (d)	3,739,000	3,469,743
5.35% 3/15/20 (d)	3,724,000	3,629,116
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	3,970,699
5% 10/1/21	1,517,000	1,627,262
Noble Holding International Ltd.:
4% 3/16/18	342,000	343,843
5.95% 4/1/25	2,180,000	2,128,737
6.95% 4/1/45	2,104,000	1,994,483
Transocean, Inc. 5.05% 12/15/16	2,488,000	2,512,880
		19,676,763
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.4%
Anadarko Petroleum Corp. 6.375% 9/15/17	$ 6,869,000	$ 7,641,282
BP Capital Markets PLC:
1.674% 2/13/18	11,342,000	11,393,946
2.315% 2/13/20	16,534,000	16,672,770
4.5% 10/1/20	1,811,000	2,008,834
4.742% 3/11/21	3,000,000	3,348,369
Canadian Natural Resources Ltd.:
1.75% 1/15/18	1,762,000	1,753,021
3.8% 4/15/24	6,783,000	6,788,487
Cenovus Energy, Inc. 5.7% 10/15/19	3,719,000	4,145,599
ConocoPhillips Co. 5.75% 2/1/19	3,900,000	4,479,002
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	1,876,156
2.7% 4/1/19	4,300,000	3,936,061
3.875% 3/15/23	1,771,000	1,594,217
Duke Energy Field Services 6.45% 11/3/36 (d)	2,477,000	2,293,301
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,558,371
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	3,540,000	3,602,654
Enable Midstream Partners LP:
2.4% 5/15/19 (d)	1,253,000	1,227,845
3.9% 5/15/24 (d)	1,322,000	1,273,824
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,621,312
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,286,573
Enterprise Products Operating LP:
2.55% 10/15/19	863,000	874,557
3.75% 2/15/25	2,900,000	2,999,632
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,459,920
Motiva Enterprises LLC 5.75% 1/15/20 (d)	1,496,000	1,654,889
MPLX LP 4% 2/15/25	683,000	688,465
Nakilat, Inc. 6.067% 12/31/33 (d)	1,808,000	2,104,060
Petro-Canada 6.05% 5/15/18	1,480,000	1,663,110
Petrobras Global Finance BV:
1.8806% 5/20/16 (g)	3,810,000	3,600,831
3% 1/15/19	446,000	385,041
3.25% 3/17/17	14,978,000	13,817,205
4.375% 5/20/23	7,020,000	6,002,802
4.875% 3/17/20	21,747,000	19,528,806
5.625% 5/20/43	6,681,000	5,410,942
7.25% 3/17/44	24,245,000	22,765,570
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,542,939

	Principal Amount	Value
5.375% 1/27/21	$ 14,294,000	$ 12,966,802
5.75% 1/20/20	6,461,000	5,993,094
5.875% 3/1/18	1,901,000	1,820,208
6.125% 10/6/16	2,000,000	1,994,480
7.875% 3/15/19	4,277,000	4,353,815
Petroleos Mexicanos:
3.125% 1/23/19	642,000	654,840
3.5% 7/18/18	5,440,000	5,657,600
3.5% 7/23/20 (d)	32,555,000	33,287,488
3.5% 1/30/23	3,410,000	3,329,865
4.5% 1/23/26 (d)	6,809,000	6,938,371
4.875% 1/24/22	3,398,000	3,606,128
4.875% 1/18/24	4,539,000	4,804,532
5.5% 1/21/21	3,601,000	3,952,098
5.5% 6/27/44	7,799,000	7,867,241
5.625% 1/23/46 (d)	6,602,000	6,701,030
6% 3/5/20	1,625,000	1,853,313
6.375% 1/23/45	4,048,000	4,525,664
6.5% 6/2/41	7,675,000	8,691,938
8% 5/3/19	2,537,000	3,034,886
Phillips 66 Co. 4.3% 4/1/22	3,770,000	4,110,506
Phillips 66 Partners LP 2.646% 2/15/20	375,000	376,579
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,835,684
6.125% 1/15/17	1,250,000	1,349,714
Southwestern Energy Co.:
3.3% 1/23/18	1,762,000	1,795,543
4.05% 1/23/20	3,196,000	3,302,603
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,705,400
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	682,888
2.95% 9/25/18	733,000	755,471
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,254,190
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,116,676
4.55% 6/24/24	13,337,000	12,965,071
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	647,045
Western Gas Partners LP 5.375% 6/1/21	4,325,000	4,778,965
Williams Partners LP 4.3% 3/4/24	3,059,000	3,052,347
		344,762,468
TOTAL ENERGY		364,439,231
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 25.2%
Banks - 11.4%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (d)	$ 5,277,000	$ 5,224,230
5.5% 7/12/20 (d)	28,200,000	29,344,920
6.5% 6/10/19 (d)	1,340,000	1,433,800
Bank of America Corp.:
2.6% 1/15/19	7,155,000	7,282,302
2.65% 4/1/19	1,857,000	1,892,160
3.875% 3/22/17	10,557,000	11,042,432
4.2% 8/26/24	4,984,000	5,156,277
4.25% 10/22/26	4,261,000	4,398,809
5.75% 12/1/17	12,290,000	13,520,659
5.875% 1/5/21	1,785,000	2,086,335
6.5% 8/1/16	3,000,000	3,201,426
Bank of America NA:
1.65% 3/26/18	6,382,000	6,396,921
5.3% 3/15/17	3,403,000	3,633,846
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (d)	13,516,000	13,529,665
2.3% 3/5/20 (d)	11,510,000	11,527,599
Barclays PLC:
2% 3/16/18	17,646,000	17,741,553
2.75% 11/8/19	3,581,000	3,616,280
Capital One NA:
1.65% 2/5/18	20,761,000	20,681,444
2.95% 7/23/21	5,645,000	5,725,294
Citigroup, Inc.:
1.3% 11/15/16	6,383,000	6,392,409
1.8% 2/5/18	68,000,000	68,131,988
1.85% 11/24/17	8,579,000	8,638,092
2.5% 7/29/19	12,575,000	12,754,294
3.875% 3/26/25	9,500,000	9,551,357
4.05% 7/30/22	1,800,000	1,888,340
4.75% 5/19/15	4,790,000	4,815,904
5.3% 5/6/44	5,857,000	6,584,188
5.5% 9/13/25	1,663,000	1,884,829
6.125% 5/15/18	1,159,000	1,304,256
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	4,259,000	4,474,292
Credit Suisse AG 6% 2/15/18	6,486,000	7,216,661
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (d)	4,667,000	4,699,053
3.75% 3/26/25 (d)	4,660,000	4,710,598
Discover Bank:
4.2% 8/8/23	2,849,000	3,013,345
7% 4/15/20	2,309,000	2,741,074
8.7% 11/18/19	1,503,000	1,851,211
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,265,539

	Principal Amount	Value
8.25% 3/1/38	$ 4,319,000	$ 6,521,936
HBOS PLC 6.75% 5/21/18 (d)	2,600,000	2,908,526
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,308,563
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,723,575
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,217,907
JPMorgan Chase & Co.:
3.875% 9/10/24	42,574,000	43,676,241
4.125% 12/15/26	22,108,000	22,919,319
KeyBank NA:
5.45% 3/3/16	1,618,000	1,683,346
6.95% 2/1/28	800,000	1,065,062
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,809,244
5% 1/17/17	4,952,000	5,234,621
Mizuho Bank Ltd. 1.8% 3/26/18 (d)	20,622,000	20,676,030
MUFG Americas Holdings Corp.:
1.625% 2/9/18	1,334,000	1,333,776
2.25% 2/10/20	4,493,000	4,501,712
Regions Bank:
6.45% 6/26/37	7,720,000	9,709,498
7.5% 5/15/18	13,237,000	15,385,789
Regions Financial Corp.:
2% 5/15/18	4,497,000	4,492,116
5.75% 6/15/15	814,000	821,220
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	14,950,000	15,684,209
6% 12/19/23	5,383,000	5,983,624
6.1% 6/10/23	11,522,000	12,813,121
6.125% 12/15/22	8,239,000	9,277,905
The Toronto Dominion Bank 1.625% 3/13/18	20,050,000	20,199,974
		533,300,696
Capital Markets - 5.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,125,000	5,118,625
4.25% 2/15/24	3,833,000	4,092,601
Deutsche Bank AG 4.5% 4/1/25	7,720,000	7,725,404
Deutsche Bank AG London Branch 1.875% 2/13/18	24,542,000	24,606,938
Goldman Sachs Group, Inc.:
1.748% 9/15/17	13,467,000	13,452,146
2.55% 10/23/19	59,670,000	60,512,361
2.625% 1/31/19	16,652,000	17,012,782
2.9% 7/19/18	6,251,000	6,459,402
5.25% 7/27/21	1,125,000	1,279,367
5.625% 1/15/17	3,000,000	3,216,414
5.95% 1/18/18	755,000	840,119
6.15% 4/1/18	5,954,000	6,692,737
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase & Co. 1.7% 3/1/18	$ 11,510,000	$ 11,554,544
Lazard Group LLC:
4.25% 11/14/20	3,307,000	3,534,287
6.85% 6/15/17	689,000	760,015
Morgan Stanley:
1.875% 1/5/18	4,357,000	4,386,183
2.125% 4/25/18	4,257,000	4,303,078
2.375% 7/23/19	12,594,000	12,687,964
2.65% 1/27/20	15,070,000	15,307,322
4.875% 11/1/22	7,751,000	8,465,348
5% 11/24/25	1,047,000	1,156,574
5.45% 1/9/17	4,980,000	5,326,553
5.75% 1/25/21	3,512,000	4,099,674
6.625% 4/1/18	10,165,000	11,559,475
Peachtree Corners Funding Trust 3.976% 2/15/25 (d)	5,000,000	5,072,165
UBS AG Stamford Branch 1.8% 3/26/18	6,894,000	6,912,062
		246,134,140
Consumer Finance - 1.8%
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,170,859
3.95% 11/6/24	2,847,000	2,927,875
Ford Motor Credit Co. LLC:
1.461% 3/27/17	24,000,000	23,997,192
1.5% 1/17/17	2,686,000	2,691,305
1.7% 5/9/16	6,586,000	6,616,085
2.875% 10/1/18	4,500,000	4,639,028
General Electric Capital Corp. 5.625% 5/1/18	9,700,000	10,889,870
Hyundai Capital America:
1.45% 2/6/17 (d)	5,241,000	5,246,052
1.625% 10/2/15 (d)	1,373,000	1,379,034
1.875% 8/9/16 (d)	1,083,000	1,092,357
2.125% 10/2/17 (d)	4,770,000	4,816,178
2.875% 8/9/18 (d)	1,921,000	1,978,872
Hyundai Capital America Mtn Be 144A 2% 3/19/18 (d)	6,308,000	6,408,064
Synchrony Financial:
1.875% 8/15/17	994,000	994,630
3% 8/15/19	1,459,000	1,490,671
3.75% 8/15/21	2,203,000	2,284,370
4.25% 8/15/24	2,218,000	2,318,715
		84,941,157
Insurance - 2.1%
AFLAC, Inc. 2.4% 3/16/20	4,500,000	4,552,097
AIA Group Ltd. 2.25% 3/11/19 (d)	913,000	919,090

	Principal Amount	Value
American International Group, Inc. 5.6% 10/18/16	$ 3,756,000	$ 4,003,930
Aon Corp.:
3.125% 5/27/16	3,681,000	3,774,597
3.5% 9/30/15	1,538,000	1,558,841
5% 9/30/20	1,402,000	1,578,649
Five Corners Funding Trust 4.419% 11/15/23 (d)	4,110,000	4,409,303
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,454,000	2,796,380
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	4,093,000	4,534,663
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,569,796
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	1,135,000	1,370,820
MetLife, Inc.:
1.903% 12/15/17	886,000	892,291
4.368% 9/15/23	3,574,000	3,968,634
4.75% 2/8/21	1,477,000	1,669,740
6.75% 6/1/16	3,234,000	3,451,280
Metropolitan Life Global Funding I 3% 1/10/23 (d)	2,636,000	2,667,102
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	2,297,000	3,663,568
Pacific LifeCorp:
5.125% 1/30/43 (d)	5,252,000	5,925,249
6% 2/10/20 (d)	4,627,000	5,292,224
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	611,483
4.5% 11/16/21	2,157,000	2,397,551
6.2% 11/15/40	1,297,000	1,644,623
7.375% 6/15/19	1,250,000	1,513,586
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,355,000	6,605,883
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)	5,347,000	6,037,036
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (d)	1,222,000	1,252,417
4.125% 11/1/24 (d)	1,771,000	1,869,283
Unum Group:
4% 3/15/24	5,930,000	6,270,625
5.625% 9/15/20	2,889,000	3,306,908
5.75% 8/15/42	5,234,000	6,325,158
		97,432,807
Real Estate Investment Trusts - 2.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	881,842
4.6% 4/1/22	1,200,000	1,268,054
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,200,057
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.:
3.625% 10/1/20	$ 1,872,000	$ 1,982,660
4.2% 12/15/23	4,000,000	4,303,272
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,977,425
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,574,461
4.25% 1/15/24	3,408,000	3,635,460
DDR Corp.:
3.625% 2/1/25	2,136,000	2,131,660
4.625% 7/15/22	2,855,000	3,072,040
4.75% 4/15/18	3,691,000	3,972,930
7.5% 4/1/17	1,944,000	2,160,890
9.625% 3/15/16	1,253,000	1,351,368
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,165,751
3.75% 12/1/24	1,576,000	1,617,599
3.875% 10/15/22	3,512,000	3,669,682
4.375% 6/15/22	2,340,000	2,513,057
5.5% 3/1/16	1,270,000	1,320,171
5.95% 2/15/17	928,000	1,002,514
6.5% 1/15/18	2,445,000	2,746,828
Equity One, Inc.:
3.75% 11/15/22	5,500,000	5,581,681
5.375% 10/15/15	455,000	464,940
6% 9/15/17	2,405,000	2,628,037
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,218,048
HCP, Inc. 3.75% 2/1/16	2,272,000	2,323,438
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,754,251
4.7% 9/15/17	568,000	610,037
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,158,651
6.25% 6/15/17	3,000,000	3,212,943
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,499,440
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (d)	1,371,000	1,380,049
4.5% 4/1/27 (d)	13,123,000	12,895,316
4.95% 4/1/24	1,354,000	1,426,574
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	1,000,460
5% 12/15/23	737,000	805,960
Simon Property Group LP 4.125% 12/1/21	2,399,000	2,626,773

	Principal Amount	Value
Weingarten Realty Investors 3.375% 10/15/22	$ 812,000	$ 810,528
WP Carey, Inc. 4% 2/1/25	4,835,000	4,848,577
		93,793,424
Real Estate Management & Development - 2.6%
BioMed Realty LP:
2.625% 5/1/19	2,289,000	2,307,960
3.85% 4/15/16	5,219,000	5,346,151
4.25% 7/15/22	1,842,000	1,923,954
6.125% 4/15/20	1,392,000	1,603,033
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,271,000	4,338,618
4.1% 10/1/24	4,251,000	4,323,399
4.55% 10/1/29	4,251,000	4,418,953
4.95% 4/15/18	3,196,000	3,438,656
5.7% 5/1/17	5,000,000	5,384,590
6% 4/1/16	1,005,000	1,051,191
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,833,543
5.25% 3/15/21	1,953,000	2,173,609
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,717,976
4.625% 12/15/21	5,595,000	6,249,307
4.75% 7/15/20	2,827,000	3,158,013
5.375% 8/1/16	1,066,000	1,127,080
5.75% 6/15/17	5,343,000	5,852,471
Essex Portfolio LP 5.5% 3/15/17	670,000	721,480
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,193,463
4.125% 6/15/22	2,007,000	2,100,181
4.4% 2/15/24	4,876,000	5,211,552
4.75% 10/1/20	4,185,000	4,576,816
5.5% 12/15/16	2,290,000	2,433,773
6.625% 10/1/17	2,673,000	2,979,564
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	3,012,308
3.15% 5/15/23	4,988,000	4,515,816
4.5% 4/18/22	1,218,000	1,234,087
Mid-America Apartments LP:
4.3% 10/15/23	831,000	887,713
5.5% 10/1/15	6,290,000	6,432,368
Post Apartment Homes LP 3.375% 12/1/22	790,000	794,936
Reckson Operating Partnership LP 6% 3/31/16	4,360,000	4,562,260
Regency Centers LP:
5.25% 8/1/15	1,468,000	1,488,920
5.875% 6/15/17	2,430,000	2,656,029
Tanger Properties LP:
3.75% 12/1/24	2,960,000	3,035,738
3.875% 12/1/23	1,792,000	1,869,853
6.125% 6/1/20	4,876,000	5,675,011
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP:
1.55% 9/26/16	$ 2,853,000	$ 2,871,613
3.5% 2/1/25	1,277,000	1,282,215
4.375% 2/1/45	763,000	770,815
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,721,547
4% 4/30/19	1,357,000	1,449,834
		122,726,396
TOTAL FINANCIALS		1,178,328,620
HEALTH CARE - 2.7%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	4,146,000	4,141,958
2.2% 5/22/19	4,398,000	4,454,827
		8,596,785
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 2.675% 12/15/19	1,327,000	1,357,806
Zimmer Holdings, Inc.:
1.45% 4/1/17	8,772,000	8,791,333
2% 4/1/18	9,035,000	9,105,862
		19,255,001
Health Care Providers & Services - 0.7%
Express Scripts Holding Co. 4.75% 11/15/21	4,787,000	5,385,887
HCA Holdings, Inc.:
3.75% 3/15/19	6,803,000	6,894,432
4.25% 10/15/19	11,265,000	11,574,788
4.75% 5/1/23	215,000	223,063
5.875% 3/15/22	260,000	287,869
6.5% 2/15/20	7,140,000	8,039,640
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,933,804
		35,339,483
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,129,000	1,129,461
2.4% 2/1/19	712,000	721,999
4.15% 2/1/24	1,093,000	1,180,120
		3,031,580
Pharmaceuticals - 1.3%
AbbVie, Inc.:
1.75% 11/6/17	4,266,000	4,280,283
2.9% 11/6/22	4,038,000	4,013,655

	Principal Amount	Value
Actavis Funding SCS:
1.85% 3/1/17	$ 16,317,000	$ 16,432,296
2.35% 3/12/18	11,511,000	11,664,914
3% 3/12/20	3,962,000	4,058,934
3.45% 3/15/22	6,868,000	7,034,233
3.8% 3/15/25	4,972,000	5,127,107
Mylan, Inc. 1.35% 11/29/16	1,345,000	1,343,106
Perrigo Co. PLC:
1.3% 11/8/16	1,103,000	1,102,185
2.3% 11/8/18	1,180,000	1,190,913
Perrigo Finance PLC:
3.5% 12/15/21	1,065,000	1,101,982
4.9% 12/15/44	696,000	745,946
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,428,000	1,431,042
Zoetis, Inc.:
1.875% 2/1/18	676,000	676,287
3.25% 2/1/23	1,649,000	1,643,397
		61,846,280
TOTAL HEALTH CARE		128,069,129
INDUSTRIALS - 0.6%
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	359,819	375,111
6.795% 2/2/20	456,087	481,172
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,360,334	2,736,335
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	754,654	799,933
8.36% 1/20/19	2,861,993	3,119,572
		7,512,123
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 4.15% 4/1/45	4,026,000	4,188,522
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	2,155,000	2,144,225
3.75% 2/1/22	4,522,000	4,594,999
3.875% 4/1/21	4,057,000	4,178,710
4.25% 9/15/24	3,565,000	3,671,950
4.75% 3/1/20	3,519,000	3,778,526
		18,368,410
TOTAL INDUSTRIALS		30,069,055
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21	$ 1,394,000	$ 1,428,748
Tyco Electronics Group SA 2.375% 12/17/18	832,000	847,514
		2,276,262
MATERIALS - 1.0%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,897,939
4.25% 11/15/20	1,931,000	2,118,243
		6,016,182
Metals & Mining - 0.9%
Alcoa, Inc. 5.125% 10/1/24	2,956,000	3,163,842
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (d)	3,750,000	3,953,175
4.25% 7/17/42 (d)	876,000	836,097
4.5% 8/13/23 (d)	9,000,000	9,672,642
4.875% 11/4/44 (d)	3,179,000	3,321,724
5.625% 10/18/43 (d)	3,450,000	4,015,786
Freeport-McMoRan, Inc. 2.3% 11/14/17	2,852,000	2,842,517
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	4,174,000	4,242,324
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	3,670,129
6.25% 1/23/17	3,115,000	3,300,966
		39,019,202
TOTAL MATERIALS		45,035,384
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.9%
CenturyLink, Inc.:
5.15% 6/15/17	330,000	345,675
6% 4/1/17	825,000	878,625
6.15% 9/15/19	2,305,000	2,500,925
Embarq Corp.:
7.082% 6/1/16	2,793,000	2,962,398
7.995% 6/1/36	18,678,000	22,331,884
Verizon Communications, Inc.:
1.35% 6/9/17	6,483,000	6,486,157
2.625% 2/21/20	6,253,000	6,365,904
4.5% 9/15/20	11,000,000	12,147,003
5.012% 8/21/54	9,569,000	9,929,933
6.25% 4/1/37	1,380,000	1,702,164
6.4% 9/15/33	4,059,000	5,066,618
6.55% 9/15/43	16,284,000	21,144,432
		91,861,718

	Principal Amount	Value
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	$ 5,411,000	$ 5,499,686
3.125% 7/16/22	2,875,000	2,924,163
		8,423,849
TOTAL TELECOMMUNICATION SERVICES		100,285,567
UTILITIES - 3.2%
Electric Utilities - 2.0%
AmerenUE 6.4% 6/15/17	3,819,000	4,223,879
American Electric Power Co., Inc.:
1.65% 12/15/17	1,748,000	1,757,785
2.95% 12/15/22	1,655,000	1,668,690
American Transmission Systems, Inc. 5% 9/1/44 (d)	1,565,000	1,767,502
Dayton Power & Light Co. 1.875% 9/15/16	1,393,000	1,407,856
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	2,664,000	3,132,824
6.4% 9/15/20 (d)	7,513,000	8,901,808
Edison International 3.75% 9/15/17	2,401,000	2,540,793
Eversource Energy:
1.45% 5/1/18	1,125,000	1,117,046
2.8% 5/1/23	5,110,000	5,066,422
FirstEnergy Corp.:
2.75% 3/15/18	8,756,000	8,965,584
4.25% 3/15/23	11,729,000	12,276,744
7.375% 11/15/31	5,897,000	7,489,302
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	8,110,243
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,687,392
3.75% 11/15/20	525,000	555,591
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,634,021
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,469,297
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,206,879
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,555,151
PPL Capital Funding, Inc. 3.4% 6/1/23	2,425,000	2,514,337
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,711,606
5.625% 1/15/16	2,000,000	2,074,650
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,106,553
5.15% 3/15/20	1,545,000	1,748,427
		94,690,382
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	$ 1,182,000	$ 1,234,380
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
1.25% 3/15/17	8,300,000	8,308,516
2.5731% 9/30/66 (g)	15,230,000	14,167,723
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	5,903,000	5,901,589
NiSource Finance Corp.:
4.45% 12/1/21	1,622,000	1,769,594
5.45% 9/15/20	4,156,000	4,784,154
6.4% 3/15/18	3,266,000	3,712,746
PG&E Corp. 2.4% 3/1/19	600,000	607,589
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,675,481
6.5% 12/15/20	1,534,000	1,844,097
Sempra Energy 2.3% 4/1/17	4,185,000	4,268,035
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	1,426,000	1,428,823
		52,468,347
TOTAL UTILITIES		148,393,109
TOTAL NONCONVERTIBLE BONDS (Cost $2,077,459,936)		2,154,950,566
U.S. Government and Government Agency Obligations - 20.8%

U.S. Treasury Inflation-Protected Obligations - 3.3%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	36,030,000	36,510,102
1.375% 2/15/44	47,005,313	55,452,517
U.S. Treasury Inflation-Indexed Notes 0.125% 7/15/24	63,648,000	62,772,570
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		154,735,189
U.S. Treasury Obligations - 17.5%
U.S. Treasury Bonds:
2.5% 2/15/45	39,651,000	39,310,239
3% 11/15/44	81,220,000	89,005,668
U.S. Treasury Notes:
0.25% 4/15/16	167,793,000	167,688,129
0.375% 4/30/16	83,244,000	83,283,041
1% 2/15/18 (c)	141,989,000	142,543,609

	Principal Amount	Value
1% 3/15/18	$ 177,917,000	$ 178,542,542
1.375% 3/31/20	60,089,000	60,098,374
2% 2/15/25 (f)	34,122,000	34,337,924
2.25% 11/15/24	25,073,000	25,774,267
TOTAL U.S. TREASURY OBLIGATIONS		820,583,793
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $972,499,431)		975,318,982
U.S. Government Agency - Mortgage Securities - 17.7%

Fannie Mae - 10.2%
1.688% 5/1/34 (g)	824,568	852,821
1.771% 9/1/33 (g)	369,051	382,736
1.93% 10/1/33 (g)	25,281	26,400
1.94% 7/1/35 (g)	22,882	24,110
2.05% 3/1/35 (g)	5,683	5,873
2.053% 6/1/36 (g)	84,115	89,950
2.06% 10/1/33 (g)	554,249	588,590
2.105% 7/1/34 (g)	40,574	43,028
2.274% 11/1/36 (g)	861,337	918,305
2.317% 7/1/35 (g)	59,044	62,791
2.333% 3/1/35 (g)	36,541	39,082
2.371% 8/1/36 (g)	1,430,355	1,529,810
2.378% 2/1/36 (g)	578,127	616,901
2.389% 7/1/37 (g)	111,596	119,338
2.421% 10/1/33 (g)	52,312	55,944
2.44% 5/1/36 (g)	294,680	315,123
2.445% 12/1/35 (g)	290,355	310,278
2.457% 9/1/36 (g)	804,494	860,306
2.5% 9/1/27 to 1/1/43	28,205,150	28,740,124
2.5% 4/1/30 (e)	7,900,000	8,111,696
2.542% 6/1/42 (g)	572,973	594,909
2.596% 5/1/35 (g)	144,993	155,075
2.96% 11/1/40 (g)	361,875	381,185
2.982% 9/1/41 (g)	401,724	422,325
3% 4/1/30 (e)	8,500,000	8,909,062
3% 4/1/30 (e)	4,500,000	4,716,562
3% 10/1/42 to 3/1/44	59,381,490	60,899,224
3.059% 10/1/41 (g)	203,771	213,784
3.234% 7/1/41 (g)	645,106	682,204
3.311% 10/1/41 (g)	322,041	340,118
3.5% 10/1/25 to 7/1/44	147,542,333	156,144,699
3.5% 4/1/45 (e)	27,300,000	28,679,930
3.558% 7/1/41 (g)	618,537	652,581
4% 9/1/26 to 1/1/44	56,886,931	61,328,067
4% 4/1/45 (e)	5,600,000	5,987,720
4.5% 5/1/25 to 10/1/42	28,435,919	31,205,862
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5% 9/1/20 to 10/1/41	$ 6,242,322	$ 6,913,937
5.5% 11/1/17 to 3/1/41	41,574,431	46,959,036
6% 1/1/23 to 1/1/42	10,383,093	11,949,014
6.5% 6/1/15 to 8/1/36	4,053,873	4,629,001
7% 11/1/23 to 8/1/32	825,002	956,032
7.5% 7/1/16 to 11/1/31	739,298	874,887
8% 1/1/30 to 5/1/30	33,659	40,858
8.5% 3/1/25 to 6/1/25	564	677
TOTAL FANNIE MAE		477,329,955
Freddie Mac - 4.0%
1.909% 3/1/36 (g)	143,466	151,478
2.03% 4/1/35 (g)	674,743	713,627
2.373% 1/1/35 (g)	91,736	98,007
2.723% 3/1/33 (g)	7,233	7,735
2.776% 11/1/35 (g)	262,622	280,842
3% 8/1/42 to 3/1/43	20,664,340	21,184,307
3.114% 10/1/35 (g)	103,358	110,545
3.23% 9/1/41 (g)	397,954	419,977
3.241% 4/1/41 (g)	389,691	410,845
3.298% 6/1/41 (g)	472,611	498,339
3.468% 5/1/41 (g)	456,104	483,044
3.5% 1/1/42 to 2/1/44	70,996,677	74,898,213
3.5% 4/1/45 (e)	1,400,000	1,467,601
3.626% 6/1/41 (g)	635,190	672,051
3.705% 5/1/41 (g)	530,825	562,572
4% 6/1/24 to 10/1/44	41,255,747	44,392,772
4.5% 7/1/25 to 3/1/44	28,409,491	31,159,365
5% 1/1/35 to 8/1/40	6,630,996	7,459,811
5.5% 1/1/38	243,376	275,383
6% 4/1/32 to 8/1/37	1,745,447	2,001,902
7.5% 5/1/17 to 11/1/31	74,631	88,407
8% 7/1/17 to 5/1/27	4,398	5,230
8.5% 3/1/20 to 1/1/28	71,977	85,512
TOTAL FREDDIE MAC		187,427,565
Ginnie Mae - 3.5%
3% 6/20/42 to 3/20/45	12,221,782	12,606,996
3% 4/1/45 (e)	22,500,000	23,175,594
3% 4/1/45 (e)	1,000,000	1,030,026
3.5% 1/15/41 to 2/20/45	40,733,612	43,011,804
3.5% 4/1/45 (e)	3,300,000	3,473,765
3.5% 4/1/45 (e)	1,500,000	1,578,984
3.5% 4/1/45 (e)	1,400,000	1,473,719
4% 2/15/40 to 12/20/44	31,815,886	34,301,769
4.5% 5/15/39 to 5/20/41	32,663,435	35,993,253
5% 3/15/39 to 4/15/41	4,431,464	5,007,705
5.5% 6/15/35	1,302,913	1,492,181

	Principal Amount	Value
6.5% 4/15/35 to 11/15/35	$ 134,283	$ 157,080
7% 1/15/28 to 7/15/32	1,652,254	1,954,474
7.5% 4/15/22 to 10/15/28	419,968	495,946
8% 2/15/17 to 9/15/30	31,184	36,998
8.5% 3/15/30	4,267	4,792
TOTAL GINNIE MAE		165,795,086
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $814,098,090)		830,552,606
Asset-Backed Securities - 1.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.641% 4/25/35 (g)	234,160	207,646
Airspeed Ltd. Series 2007-1A Class C1, 2.6745% 6/15/32 (d)(g)	2,197,807	1,208,794
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	4,120,000	4,125,166
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.221% 12/25/33 (g)	18,136	16,666
Series 2004-R2 Class M3, 0.996% 4/25/34 (g)	31,593	21,963
Series 2005-R2 Class M1, 0.6238% 4/25/35 (g)	41,891	41,864
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.951% 3/25/34 (g)	16,878	15,718
Series 2004-W11 Class M2, 1.2238% 11/25/34 (g)	198,000	191,366
Series 2004-W7 Class M1, 0.996% 5/25/34 (g)	209,000	198,768
Series 2006-W4 Class A2C, 0.3338% 5/25/36 (g)	413,355	143,784
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.9988% 4/25/34 (g)	626,730	570,175
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	4,260,000	4,277,636
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3138% 12/25/36 (g)	635,000	428,313
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (d)	113,242	113,305
Series 2013-2A Class A, 1.75% 11/15/17 (d)	1,244,484	1,246,609
Asset-Backed Securities - continued
	Principal Amount	Value
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	$ 8,400,000	$ 8,491,820
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4238% 3/25/32 (MGIC Investment Corp. Insured) (g)	11,075	9,728
Series 2004-3 Class M4, 1.6288% 4/25/34 (g)	26,255	22,360
Series 2004-4 Class M2, 0.9688% 6/25/34 (g)	39,834	35,795
Series 2004-7 Class AF5, 5.868% 1/25/35	1,314,659	1,349,805
Fannie Mae Series 2004-T5 Class AB3, 0.9979% 5/28/35 (g)	13,702	12,812
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3433% 8/25/34 (g)	102,000	94,686
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9988% 3/25/34 (g)	3,435	3,159
Ford Credit Floorplan Master Owner Trust:
Series 2013-3 Class A1, 0.79% 6/15/17	8,230,000	8,233,053
Series 2015-1 Class B, 1.62% 1/15/20	5,416,000	5,412,983
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9088% 1/25/35 (g)	334,000	273,509
Class M4, 1.1938% 1/25/35 (g)	122,221	80,492
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (d)(g)	470,616	404,719
GE Business Loan Trust Series 2003-1 Class A, 0.6045% 4/15/31 (d)(g)	14,857	14,311
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	138,597	5,917
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4638% 8/25/33 (g)	169,468	162,151
Series 2003-5 Class A2, 0.8738% 12/25/33 (g)	11,595	11,010
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3638% 1/25/37 (g)	436,000	281,431
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (g)	198,080	196,292
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5986% 12/27/29 (g)	69,018	68,724
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4738% 5/25/37 (g)	123,294	1,196

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1488% 7/25/34 (g)	$ 20,220	$ 18,397
Series 2006-FM1 Class A2B, 0.281% 4/25/37 (g)	145,935	135,559
Series 2006-OPT1 Class A1A, 0.6938% 6/25/35 (g)	316,820	304,095
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8538% 8/25/34 (g)	20,187	18,362
Series 2004-NC6 Class M3, 2.3488% 7/25/34 (g)	60,011	52,445
Series 2004-NC8 Class M6, 2.0488% 9/25/34 (g)	68,226	57,823
Series 2005-NC1 Class M1, 0.8338% 1/25/35 (g)	118,285	110,278
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6838% 9/25/35 (g)	503,000	447,227
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0488% 9/25/34 (g)	188,000	175,200
Class M4, 2.3488% 9/25/34 (g)	241,000	128,478
Series 2005-WCH1 Class M4, 1.0038% 1/25/36 (g)	520,000	459,193
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9738% 4/25/33 (g)	1,796	1,650
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	2,365,000	2,385,970
Series 2015-1 Class A3, 1.27% 2/15/19	12,161,000	12,185,468
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.966% 3/25/35 (g)	302,971	277,194
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2206% 6/15/33 (g)	255,964	246,762
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8988% 9/25/34 (g)	15,919	13,714
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0338% 9/25/34 (g)	10,148	8,774
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (d)(g)	630,180	630,291
TOTAL ASSET-BACKED SECURITIES (Cost $55,977,353)		55,630,606
Collateralized Mortgage Obligations - 0.2%
	Principal Amount	Value
Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7338% 1/25/35 (g)	$ 419,603	$ 408,332
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.376% 12/20/54 (d)(g)	2,117,000	2,103,875
Series 2006-2 Class C1, 1.116% 12/20/54 (g)	1,885,000	1,862,192
Series 2006-3 Class C2, 1.176% 12/20/54 (g)	396,000	391,684
Series 2006-4:
Class C1, 0.936% 12/20/54 (g)	647,000	635,031
Class M1, 0.516% 12/20/54 (g)	279,000	272,304
Series 2007-1:
Class 1C1, 0.776% 12/20/54 (g)	654,000	636,277
Class 1M1, 0.476% 12/20/54 (g)	425,000	413,313
Class 2C1, 1.036% 12/20/54 (g)	298,000	294,126
Class 2M1, 0.676% 12/20/54 (g)	546,000	536,281
Series 2007-2 Class 2C1, 1.0365% 12/17/54 (g)	757,000	747,083
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7066% 1/20/44 (g)	151,584	155,792
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3838% 5/25/47 (g)	153,539	143,680
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3438% 2/25/37 (g)	249,158	227,690
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4638% 7/25/35 (g)	421,702	397,608
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5215% 6/10/35 (d)(g)	78,226	72,725
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (g)	8,557	8,391
TOTAL PRIVATE SPONSOR		9,306,384
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	550,560	598,735
Series 1999-57 Class PH, 6.5% 12/25/29	427,938	496,738
Series 2002-9 Class PC, 6% 3/25/17	23,480	24,313

	Principal Amount	Value
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	$ 675,596	$ 705,392
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 39.153% 6/16/37 (g)(i)	56,930	114,832
TOTAL U.S. GOVERNMENT AGENCY		1,940,010
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,757,222)		11,246,394
Commercial Mortgage Securities - 7.6%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2:
Class A4, 5.727% 5/10/45 (g)	2,245,000	2,310,440
Class AAB, 5.7109% 5/10/45 (g)	150,913	151,376
Series 2006-3 Class A4, 5.889% 7/10/44	16,561,636	17,270,656
Series 2006-5 Class A2, 5.317% 9/10/47	643,696	642,932
Series 2006-4 Class A1A, 5.617% 7/10/46 (g)	9,813,630	10,325,666
Series 2007-2 Class A4, 5.5865% 4/10/49 (g)	2,382,000	2,522,162
Series 2007-3:
Class A3, 5.5765% 6/10/49 (g)	4,339,887	4,352,881
Class A4, 5.5748% 6/10/49 (g)	2,811,723	3,000,541
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	7,740,566	8,229,793
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 0.5638% 1/25/36 (d)(g)	451,461	400,544
Class M1, 0.6238% 1/25/36 (d)(g)	94,461	74,814
Class M2, 0.6438% 1/25/36 (d)(g)	28,497	22,113
Class M3, 0.6738% 1/25/36 (d)(g)	41,426	30,887
Series 2007-1 Class A2, 0.4438% 3/25/37 (d)(g)	127,930	107,621
Series 2007-2A:
Class A1, 0.4438% 7/25/37 (d)(g)	135,059	117,428
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class A2, 0.4938% 7/25/37 (d)(g)	$ 126,416	$ 108,363
Class M2, 0.5838% 7/25/37 (d)(g)	70,231	44,293
Class M3, 0.6638% 7/25/37 (d)(g)	53,062	20,672
Series 2007-3:
Class A2, 0.4638% 7/25/37 (d)(g)	188,292	156,233
Class M1, 0.4838% 7/25/37 (d)(g)	77,136	59,290
Class M2, 0.5138% 7/25/37 (d)(g)	81,092	51,922
Class M3, 0.5438% 7/25/37 (d)(g)	177,216	77,666
Class M4, 0.6738% 7/25/37 (d)(g)	280,064	86,058
Class M5, 0.7738% 7/25/37 (d)(g)	96,942	16,645
C-BASS Trust floater Series 2006-SC1 Class A, 0.441% 5/25/36 (d)(g)	126,842	119,952
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.172% 12/15/27 (d)(g)	1,795,000	1,797,481
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	1,007,673	1,052,955
Series 2007-CD4:
Class A3, 5.293% 12/11/49	566,446	570,454
Class A4, 5.322% 12/11/49	16,150,000	17,002,672
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0245% 4/15/17 (d)(g)	44,103	44,112
sequential payer Series 2006-C7 Class A1A, 5.7364% 6/10/46 (g)	7,663,261	7,972,887
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (g)	10,599	10,566
Series 2007-C3 Class A4, 5.7041% 6/15/39 (g)	2,212,536	2,367,195
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	2,750,000	2,953,412
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (d)(g)(h)	7,080	0
CSMC Series 2015-TOWN:
Class B, 2.093% 3/15/17 (d)(g)	870,000	870,000

	Principal Amount	Value
Class C, 2.443% 3/15/17 (d)(g)	$ 848,000	$ 848,000
Class D, 3.393% 3/15/17 (d)(g)	1,283,000	1,283,000
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (d)	4,550,000	4,658,012
Class CFX, 3.3822% 12/15/19 (d)	3,823,000	3,847,270
Class DFX, 3.3822% 12/15/19 (d)	3,240,000	3,219,041
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	12,036,500	12,727,708
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	2,090,000	2,205,364
Series 2006-GG7 Class A4, 5.7847% 7/10/38 (g)	5,990,205	6,208,494
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.5528% 4/10/38 (g)	1,180,000	1,199,124
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	884,691	928,409
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	890,000	908,652
Class DFX, 4.4065% 11/5/30 (d)	8,320,000	8,519,940
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4545% 11/15/18 (d)(g)	34,442	34,092
Class F, 0.5045% 11/15/18 (d)(g)	88,352	85,902
Class G, 0.5345% 11/15/18 (d)(g)	76,973	74,275
Class H, 0.6745% 11/15/18 (d)(g)	58,914	56,488
Series 2014-BXH:
Class C, 1.8245% 4/15/27 (d)(g)	1,359,000	1,357,365
Class D, 2.4245% 4/15/27 (d)(g)	2,897,000	2,888,237
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	5,658,623	5,949,459
Class A4, 5.552% 5/12/45	1,621,763	1,681,171
Series 2006-CB17 Class A4, 5.429% 12/12/43	2,699,656	2,832,757
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	$ 9,735,226	$ 10,152,478
Series 2007-CB18 Class A4, 5.44% 6/12/47	832,890	879,539
Series 2007-CB19 Class A4, 5.6939% 2/12/49 (g)	4,967,639	5,342,986
Series 2007-LD11 Class A4, 5.7753% 6/15/49 (g)	6,664,597	7,126,447
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,074,974	5,380,624
Series 2006-LDP7 Class A4, 5.841% 4/15/45 (g)	9,747,000	10,071,565
Series 2007-CB20 Class A1A, 5.746% 2/12/51	15,088,452	16,431,445
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	515,937	11,052
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8997% 7/15/44 (g)	3,733,000	4,030,251
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	12,145,206	12,915,200
Series 2007-C2 Class A3, 5.43% 2/15/40	950,967	1,014,171
Series 2007-C7 Class A3, 5.866% 9/15/45	4,462,576	4,905,455
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.8374% 6/12/50 (g)	10,916,000	11,744,262
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (g)	460,456	483,886
Series 2007-5 Class A4, 5.378% 8/12/48	2,353,764	2,487,620
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	3,875,000	4,146,273
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,896,468
Series 2007-7 Class B, 5.747% 6/12/50 (g)	770,000	28,806
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.375% 7/15/19 (d)(g)	113,478	101,075
Series 2007-XLFA:
Class D, 0.362% 10/15/20 (d)(g)	235,000	232,234
Class E, 0.422% 10/15/20 (d)(g)	294,000	289,602

	Principal Amount	Value
Class F, 0.472% 10/15/20 (d)(g)	$ 176,000	$ 172,704
Class G, 0.512% 10/15/20 (d)(g)	218,000	212,225
Class H, 0.602% 10/15/20 (d)(g)	137,000	130,630
Class J, 0.752% 10/15/20 (d)(g)	79,407	71,745
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	818,518	817,783
Series 2007-HQ12 Class A2, 5.6976% 4/12/49 (g)	815,962	815,026
Series 2007-IQ14:
Class A4, 5.6859% 4/15/49	25,182,000	27,004,472
Class B, 5.7403% 4/15/49 (g)	2,175,000	185,586
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	4,222,584	5,507,939
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5365% 9/15/21 (d)(g)	63,386	62,466
Class J, 0.7765% 9/15/21 (d)(g)	139,000	131,964
Series 2007-WHL8 Class F, 0.6545% 6/15/20 (d)(g)	1,046,000	1,038,285
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	3,484,689	3,664,231
Series 2006-C29 Class A1A, 5.297% 11/15/48	3,233,449	3,424,844
Series 2007-C30 Class A5, 5.342% 12/15/43	13,901,000	14,780,812
Series 2007-C31 Class A4, 5.509% 4/15/47	8,121,000	8,562,100
Series 2007-C32 Class A3, 5.7206% 6/15/49 (g)	11,032,000	11,794,431
Series 2007-C33 Class A4, 5.9418% 2/15/51 (g)	7,718,484	8,232,666
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	3,010,000	3,090,563
Series 2006-C26 Class A1A, 6.009% 6/15/45 (g)	4,580,445	4,800,622
Series 2006-C27 Class A1A, 5.749% 7/15/45 (g)	8,142,236	8,528,707
Series 2007-C31 Class C, 5.6742% 4/15/47 (g)	2,455,000	2,418,610
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $358,547,280)		355,575,292
Municipal Securities - 3.5%
	Principal Amount	Value
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	$ 1,200,000	$ 1,207,488
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	805,000	1,212,266
6.65% 3/1/22	4,360,000	5,358,440
7.3% 10/1/39	6,270,000	9,364,621
7.5% 4/1/34	5,055,000	7,559,803
7.55% 4/1/39	6,085,000	9,535,682
7.6% 11/1/40	10,310,000	16,232,683
7.625% 3/1/40	20,390,000	31,781,281
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	947,056
Series 2010 C1, 7.781% 1/1/35	4,760,000	5,661,068
Series 2012 B, 5.432% 1/1/42	1,205,000	1,110,371
6.314% 1/1/44	5,300,000	5,439,496
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	445,000	464,954
5.1% 6/1/33	25,855,000	26,152,333
Series 2010-1, 6.63% 2/1/35	5,465,000	6,240,647
Series 2010-3:
5.547% 4/1/19	120,000	131,110
6.725% 4/1/35	8,355,000	9,515,510
7.35% 7/1/35	2,580,000	3,082,120
Series 2011:
4.961% 3/1/16	365,000	378,224
5.365% 3/1/17	140,000	150,037
5.665% 3/1/18	4,170,000	4,565,691
5.877% 3/1/19	11,880,000	13,255,229
Series 2013:
2.69% 12/1/17	1,225,000	1,246,425
3.14% 12/1/18	1,270,000	1,291,946
TOTAL MUNICIPAL SECURITIES (Cost $154,095,646)		161,884,481
Foreign Government and Government Agency Obligations - 0.2%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (d)	4,235,000	4,250,881
5.75% 9/26/23 (d)	3,877,000	3,994,085
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,103,278)		8,244,966
Bank Notes - 0.3%
	Principal Amount	Value
Discover Bank (Delaware) 3.2% 8/9/21	$ 6,249,000	$ 6,312,365
KeyBank NA 2.25% 3/16/20	9,000,000	9,062,118
TOTAL BANK NOTES (Cost $15,220,124)		15,374,483
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $77,648,881)	77,648,881	77,648,881
Cash Equivalents - 2.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/31/15 due 4/1/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $107,593,000)	$ 107,593,448	107,593,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $4,650,000,241)	4,754,020,257
NET OTHER ASSETS (LIABILITIES)(j) - (1.5)%		(70,460,880)
NET ASSETS - 100%		$ 4,683,559,377
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 4/1/30	$ (4,500,000)	(4,716,562)
3% 4/1/30	(4,500,000)	(4,716,562)
TOTAL FANNIE MAE		(9,433,124)
Ginnie Mae
3% 4/1/45	(4,800,000)	(4,944,127)
3% 4/1/45	(1,000,000)	(1,030,026)
TBA Sale Commitments - continued
	Principal Amount	Value
Ginnie Mae - continued
3% 4/1/45	$ (1,000,000)	$ (1,030,026)
3% 4/1/45	(1,000,000)	(1,030,026)
TOTAL GINNIE MAE		(8,034,205)
TOTAL TBA SALE COMMITMENTS (Proceeds $17,404,699)		$ (17,467,329)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	$ 46,610	$ (44,084)	$ 0	$ (44,084)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	80,969	(76,582)	0	(76,582)
TOTAL CREDIT DEFAULT SWAPS						$ (120,666)	$ 0	$ (120,666)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $346,596,592 or 7.4% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,227,720.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Includes cash collateral of $500 from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$107,593,000 due 4/01/15 at 0.15%
Commerz Markets LLC	$ 27,299,585
J.P. Morgan Securities, Inc.	36,943,881
Merrill Lynch, Pierce, Fenner & Smith, Inc.	43,349,534
$ 107,593,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,414
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,154,950,566	$ -	$ 2,154,950,566	$ -
U.S. Government and Government Agency Obligations	975,318,982	-	975,318,982	-
U.S. Government Agency - Mortgage Securities	830,552,606	-	830,552,606	-
Asset-Backed Securities	55,630,606	-	55,630,606	-
Collateralized Mortgage Obligations	11,246,394	-	11,246,394	-
Commercial Mortgage Securities	355,575,292	-	355,402,472	172,820
Municipal Securities	161,884,481	-	161,884,481	-
Foreign Government and Government Agency Obligations	8,244,966	-	8,244,966	-
Bank Notes	15,374,483	-	15,374,483	-
Money Market Funds	77,648,881	77,648,881	-	-
Cash Equivalents	107,593,000	-	107,593,000	-
Total Investments in Securities:	$ 4,754,020,257	$ 77,648,881	$ 4,676,198,556	$ 172,820
Derivative Instruments:
Liabilities
Swaps	$ (120,666)	$ -	$ (120,666)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (17,467,329)	$ -	$ (17,467,329)	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $4,648,966,596. Net unrealized appreciation aggregated $105,053,661, of which $137,463,199 related to appreciated investment securities and $32,409,538 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015